Lease Liabilities (Details) - Schedule of Subsidiaries	6 Months Ended
Jun. 30, 2024
TNCL [Member]
Schedule of Subsidiaries [Line Items]
Country	Tanzania
Lease use	Office space
Lease term start	December 31, 2022
Lease term end	September 30, 2026
Remaining term	2 years 3 months
Third Party	Cordula Limited
TNCL [Member]
Schedule of Subsidiaries [Line Items]
Country	Tanzania
Lease use	Office space
Lease term start	October 1, 2021
Lease term end	September 30, 2026
Remaining term	2 years 3 months
Third Party	Cordula Limited
TNCL [Member]
Schedule of Subsidiaries [Line Items]
Country	Tanzania
Lease use	Camp accommodation
Lease term start	March 1, 2023
Lease term end	February 28, 2026
Remaining term	1 years 7 months 29 days
Third Party	AKO Group Limited
Lifezone Asia-Pacific Pty Ltd [Member]
Schedule of Subsidiaries [Line Items]
Country	Australia
Lease use	Office space
Lease term start	August 1, 2022
Lease term end	July 31, 2025
Remaining term	1 years 1 months 1 day
Third Party	Trustees of the Christian Brothers, Australia
Simulus Pty Limited [Member]
Schedule of Subsidiaries [Line Items]
Country	Australia
Lease use	Office and warehouse space
Lease term start	April 28, 2022
Lease term end	April 27, 2026
Remaining term	1 years 9 months 28 days
Third Party	Seattle Investments Pty Ltd
Simulus Pty Limited [Member]
Schedule of Subsidiaries [Line Items]
Country	Australia
Lease use	Office and warehouse space
Lease term start	August 1, 2023
Lease term end	July 31, 2025
Remaining term	1 years 1 months 1 day
Third Party	Nowa Pty Ltd Australia
Simulus Pty Limited [Member]
Schedule of Subsidiaries [Line Items]
Country	Australia
Lease use	Office and warehouse space
Lease term start	August 1, 2023
Lease term end	July 31, 2025
Remaining term	1 years 1 months 1 day
Third Party	Nowa Pty Ltd Australia